1. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Schedule Of Earnings Per Share

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

Years Ended December 31,	2014	2013

Net income, as reported	$5,124,908	$5,086,655
Less: dividends to preferred shareholders	81,250	81,250
Net income available to common shareholders	$5,043,658	$5,005,405
Weighted average number of common shares
used in calculating earnings per share	4,897,281	4,838,185
Earnings per common share	$1.03	$1.03